RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED-PARTY TRANSACTIONS
Schedule of intercompany loans

	Maturity	2021	2020
Assets
Joint venture
Gerdau Corsa SAPI de C.V.		—	117,092
Others
Fundação Gerdau	December 31, 2022	2,678	17,262
		2,678	134,354
Liabilities
Joint venture
Bradley Steel Processors Inc.	August 1, 2022	(24,648)	(22,855)
		(24,648)	(22,855)

	2021	2020	2019
Net financial income	6,089	8,277	4,767

Summary of guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2021	2020	2019
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	4,905,367	Oct/24	2,157,290	2,242,865	1,784,868
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	—	30,125	37,285
Gerdau Metaldom S.A. e Gerdau Corsa S.A.P.I. de C.V	Joint-venture	Financing Agreements	274,560	Feb/20	—	—	241,842

Schedule of key management compensation

	2021	2020	2019
Available at beginning of the year	6,456,248	6,717,872	6,375,547
Granted	709,990	733,218	1,083,116
Exercised	(3,453,802)	(937,325)	(627,076)
Cancelled	—	(64,112)	(38,553)
Others	—	6,595	(75,162)
Available at the end of the year	3,712,436	6,456,248	6,717,872